NOTE 6 - SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2018
SOFTWARE DEVELOPMENT COSTS [Abstract]
Schedule of Software Development Costs

These software products were developed by a third-party and had passed the preliminary project stage prior to capitalization.

	2018	2017
Software development costs	$60,000	$—
Less: Accumulated amortization	(20,000)	—
	$40,000	$—